MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Marketable Securities [Text Block]
The following is a summary of marketable securities:

	December 31,
	2011	2012
Short-term:
Trading securities (1)	13,106	13,976
Available-for-sale securities	1,241	890

Total short-term securities	14,347	14,866

Long-term:
Available-for-sale security (2)	2,746	331

Total long-term securities	2,746	331

(1)	The Company recognized trading gains (losses) in amounts of $ (197) and $ 957 during the years ended December 31, 2011 and 2012, respectively.

(2)	The balance as of December 31, 2011 includes auction rate securities in amount of $ 2,233. In 2012, the Company sold its entire holdings in auction rate securities for total consideration of $ 2,331 and recorded income of $ 31.

Available-for-sale Securities [Table Text Block]
The following is a summary of marketable securities which are classified as available-for-sale:

	December 31,
	2011				2012
	Amortized cost	Unrealized losses	Unrealized Gains	Market value	Amortized cost	Unrealized losses	Unrealized gains	Market value

Available-for-sale:

Government bonds	407	-	28	435	407	-	20	427
Commercial bonds	2,871	67	67	2,871	192	-	45	237
Equity securities	1,149	518	50	681	449	-	108	557

Total available-for-sale marketable securities	4,427	585	145	3,987	1,048	-	173	1,221

Available For Sale Marketable Securities [Table Text Block]
The amortized costs of available-for-sale debt securities at December 31, 2012, by contractual maturities, are shown below:

	Amortized	Gross unrealized gains (losses)		Estimated
	cost	Gains	Losses	fair value

Due between one year to five years	599	65	-	664

	$599	$65	$-	$664

Schedule Of Other Comprehensive Income Of Available For Sale Securities [Table Text Block]

The following is the change in the other comprehensive income from available-for-sale securities during 2012 and 2011:

Other comprehensive income

Other comprehensive loss from available-for-sale securities as of January 1, 2011	(998)

Other than temporary impairment on marketable securities	714
Reclassification of earnings of realized gain from available-for-sale securities	(20)
Unrealized loss from available-for-sale securities	(136)

Other comprehensive loss from available-for-sale securities as of December 31, 2011	(440)
Other than temporary impairment on marketable securities	700
Reclassification of earnings of realized gain from available-for-sale securities	(31)
Unrealized loss from available-for-sale securities	(56)

Other comprehensive loss from available-for-sale securities as of December 31, 2012	173